Advance to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2020
Advance To Suppliers Net Major Suppliers [Abstract]
Schedule of advances to suppliers
	December 31, 2020	December 31, 2019
Advances for products purchasing from third parties	$2,125,548	$149,982
Advances for products purchasing from Longrich Group	583,387	8,052,988
Subtotal	2,708,935	8,202,970
Less: allowance for doubtful accounts	-	-
Total	$2,708,935	$8,202,970